Note 12 - Goodwill	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Goodwill Disclosure [Text Block]
12.	Goodwill

	Commercial		Investment
	Real Estate	Engineering	Management	Consolidated
December 31, 2023	$709,062	217,649	1,111,529	$2,038,240
Goodwill acquired during the year	6,431	302,875	-	309,306
Other items	(115)	282	-	167
Foreign exchange	(29,433)	(17,412)	(2,930)	(49,775)
December 31, 2024	685,945	503,394	1,108,599	2,297,938
Goodwill acquired during the year	61,946	23,993	169,081	255,020
Goodwill disposed during the year	(26)	-	-	(26)
Other items	(108)	(154)	-	(262)
Foreign exchange	54,243	15,322	6,993	76,558
December 31, 2025	802,000	542,555	1,284,673	2,629,228
Goodwill	831,583	542,555	1,284,673	2,658,811
Accumulated impairment loss	(29,583)	-	-	(29,583)
	$802,000	$542,555	$1,284,673	$2,629,228

A test for goodwill impairment is required to be completed annually, in the Company’s case as of August 1, or more frequently if events or changes in circumstances indicate the asset might be impaired. No goodwill impairments were recorded in 2025 or 2024. The accumulated impairment loss reflects a goodwill impairment incurred in 2009.